Subsequent Event	12 Months Ended
Dec. 31, 2017
Subsequent Event [Abstract]
SUBSEQUENT EVENT

NOTE 14 – SUBSEQUENT EVENT

The Group has evaluated all events or transactions that occurred after December 31, 2017 through May 25, 2018, which is the date that the financial statements were available to be issued.